Equity - Summary of PSU Activity (Detail) - Performance Restricted Share Units (PSUs) Rate in Thousands	12 Months Ended
	Dec. 31, 2023 shares	Dec. 31, 2023 Rate	Dec. 31, 2022 Rate	Dec. 31, 2021 Rate
IPO Grant
Disclosure of terms and conditions of share-based payment arrangement [line items]
Beginning of period (in shares)		184	210	0
Granted (in shares)	289,183	0	0	289
Forfeited (in shares)		(53)	(26)	(79)
End of period (in shares)		131	184	210
Grant A
Disclosure of terms and conditions of share-based payment arrangement [line items]
Beginning of period (in shares)		85	0	0
Granted (in shares)	84,506	0	85	0
Forfeited (in shares)		0	0	0
End of period (in shares)		85	85	0
Grant B
Disclosure of terms and conditions of share-based payment arrangement [line items]
Beginning of period (in shares)		0	0	0
Granted (in shares)	297,610	298	0	0
Forfeited (in shares)		(1)	0	0
End of period (in shares)		297	0	0